Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 31, 2012
ING GNMA Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING GNMA Income Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 37) or the Statement of Additional Information (page 151).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.
		During the most recent fiscal year, the Fund’s portfolio turnover rate was 335% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	335.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in GNMA Certificates. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The remaining assets of the Fund will be invested in other securities issued or guaranteed by the U.S. government, including U.S. Treasury securities, and securities issued by other agencies and instrumentalities of the U.S. government. The Fund may invest in debt securities of any maturity, although the sub-adviser (“Sub-Adviser”) expects to invest in securities with effective maturities in excess of one year.
Please refer to the Statement of Additional Information for a complete description of GNMA Certificates and Modified Pass Through GNMA Certificates. The Fund intends to use the proceeds from principal payments to purchase additional GNMA Certificates or other U.S. government guaranteed securities.
The Fund may invest in futures, including U.S. Treasury futures, to manage the duration of the Fund. Duration is the most commonly used measure of risk in fixed-income investment as it incorporates multiple features of the fixed-income instrument ( e.g ., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.
The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.
		The Fund may lend portfolio securities on a short-term or long-term basis, up to 331 / 3 % of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.
Credit    Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Derivative Instruments    Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Interest Rate    With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity    If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Mortgage- and/or Asset-Backed Securities    Defaults on or the low credit quality or liquidity of the underlying assets of the asset-backed (including mortgage-backed) securities held by the Fund may impair the value of the securities. There may be limitations on the enforceability of any security interest granted with respect to those underlying assets. These securities also present a higher degree of prepayment and extension risk and interest rate risk than do other types of fixed-income securities.

Other Investment Companies    The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Prepayment and Extension    Prepayment risk is the risk that principal on mortgages or other loan obligations underlying a security may be repaid prior to the stated maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Extension risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected, which may decrease the value of the obligation and prevent the Fund from investing expected repayment proceeds in securities paying yields higher than the yields paid by the securities that were expected to be repaid.

Securities Lending    Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

U.S. Government Securities and Obligations    U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 3rd, 2002, 4.63% and Worst quarter: 2nd, 2004, (1.64)%The Fund’s Class A shares’ year-to-date total return as of June 30, 2012: 1.32%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING GNMA Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.93%
1 Yr	rr_ExpenseExampleYear01	343
3 Yrs	rr_ExpenseExampleYear03	539
5 Yrs	rr_ExpenseExampleYear05	752
10 Yrs	rr_ExpenseExampleYear10	1,364
1 Yr	rr_ExpenseExampleNoRedemptionYear01	343
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	539
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	752
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,364
2002	rr_AnnualReturn2002	9.81%
2003	rr_AnnualReturn2003	2.68%
2004	rr_AnnualReturn2004	3.01%
2005	rr_AnnualReturn2005	2.50%
2006	rr_AnnualReturn2006	4.31%
2007	rr_AnnualReturn2007	5.81%
2008	rr_AnnualReturn2008	6.84%
2009	rr_AnnualReturn2009	4.99%
2010	rr_AnnualReturn2010	6.20%
2011	rr_AnnualReturn2011	7.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.64%)
1 Yr	rr_AverageAnnualReturnYear01	4.72%
5 Yrs	rr_AverageAnnualReturnYear05	5.72%
10 Yrs	rr_AverageAnnualReturnYear10	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 17, 1973
ING GNMA Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Yr	rr_ExpenseExampleYear01	671
3 Yrs	rr_ExpenseExampleYear03	830
5 Yrs	rr_ExpenseExampleYear05	1,113
10 Yrs	rr_ExpenseExampleYear10	1,788
1 Yr	rr_ExpenseExampleNoRedemptionYear01	171
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	530
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	913
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,788
1 Yr	rr_AverageAnnualReturnYear01	1.65%
5 Yrs	rr_AverageAnnualReturnYear05	5.14%
10 Yrs	rr_AverageAnnualReturnYear10	4.56%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 06, 2000
ING GNMA Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Yr	rr_ExpenseExampleYear01	271
3 Yrs	rr_ExpenseExampleYear03	530
5 Yrs	rr_ExpenseExampleYear05	913
10 Yrs	rr_ExpenseExampleYear10	1,987
1 Yr	rr_ExpenseExampleNoRedemptionYear01	171
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	530
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	913
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,987
1 Yr	rr_AverageAnnualReturnYear01	5.68%
5 Yrs	rr_AverageAnnualReturnYear05	5.46%
10 Yrs	rr_AverageAnnualReturnYear10	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2000
ING GNMA Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.65%
1 Yr	rr_ExpenseExampleYear01	66
3 Yrs	rr_ExpenseExampleYear03	208
5 Yrs	rr_ExpenseExampleYear05	362
10 Yrs	rr_ExpenseExampleYear10	810
1 Yr	rr_ExpenseExampleNoRedemptionYear01	66
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	208
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	362
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	810
1 Yr	rr_AverageAnnualReturnYear01	7.74%
5 Yrs	rr_AverageAnnualReturnYear05	6.55%
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 07, 2002
ING GNMA Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.47%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.68%
1 Yr	rr_ExpenseExampleYear01	69
3 Yrs	rr_ExpenseExampleYear03	218
5 Yrs	rr_ExpenseExampleYear05	379
10 Yrs	rr_ExpenseExampleYear10	847
1 Yr	rr_ExpenseExampleNoRedemptionYear01	69
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	218
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	379
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	847
1 Yr	rr_AverageAnnualReturnYear01	7.81%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 17, 2007
ING GNMA Income Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.24%
5 Yrs	rr_AverageAnnualReturnYear05	4.19%
10 Yrs	rr_AverageAnnualReturnYear10	3.12%
Since Inception	rr_AverageAnnualReturnSinceInception
ING GNMA Income Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	3.03%
5 Yrs	rr_AverageAnnualReturnYear05	3.98%
10 Yrs	rr_AverageAnnualReturnYear10	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception
ING GNMA Income Fund | Barclays Capital GNMA Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.90%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.95%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.83%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
ING GNMA Income Fund | Barclays Capital GNMA Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.90%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.95%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.83%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
ING GNMA Income Fund | Barclays Capital GNMA Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.90%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.95%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10	5.83%	[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
ING GNMA Income Fund | Barclays Capital GNMA Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.90%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05	6.95%	[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[3],[4],[5]
ING GNMA Income Fund | Barclays Capital GNMA Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	7.90%	[3],[4]
5 Yrs	rr_AverageAnnualReturnYear05		[3],[4]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%	[3],[4],[5]
ING GNMA Income Fund | Barclays Capital Mortgage-Backed Securities Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.23%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	6.54%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
ING GNMA Income Fund | Barclays Capital Mortgage-Backed Securities Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.23%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	6.54%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
ING GNMA Income Fund | Barclays Capital Mortgage-Backed Securities Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.23%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	6.54%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	5.69%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
ING GNMA Income Fund | Barclays Capital Mortgage-Backed Securities Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.23%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	6.54%	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.69%	[3],[5]
ING GNMA Income Fund | Barclays Capital Mortgage-Backed Securities Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	6.23%	[3]
5 Yrs	rr_AverageAnnualReturnYear05		[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.45%	[3],[5]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser is contractually obligated to limit expenses to 0.97%, 1.72%, 1.72%, 0.67%, and 0.72% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through August 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the management agreement and is subject to possible recoupment by the adviser within three years.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	On July 31, 2012, the Fund changed its benchmark index from the Barclays Capital Mortgage-Backed Securities Index to the Barclays Capital GNMA Index because the Barclays Capital GNMA Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Fund invests.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.